Document and Entity Information	Jul. 12, 2023
Cover [Abstract]
Document Type	8-K
Written Communications	false
Document Period End Date	Jul. 12, 2023
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	Elevation Oncology, Inc.
Securities Act File Number	001-40523
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1771427
Entity Address, Address Line One	888 Seventh Ave.
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10106
City Area Code	716
Local Phone Number	371-1125
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ELEV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001783032
Amendment Flag	false